INVESTMENT IN ASSOCIATE (Detail Narrative 2) - CAD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2015	Apr. 15, 2015	Nov. 30, 2018	Nov. 30, 2017
Waterproof [Member]
Disclosure of associates [line items]
Percentage of ownership interest		49.00%
Household Pests [Member]
Disclosure of associates [line items]
Percentage of ownership interest			50.00%
Acquisition costs				$ 125,000
Deferred costs				$ 181,872
Investment wrote-off			$ 310,484
Pigmental Llc [Member] | Household Pests [Member] | Animation Work Purchase Agreement Between Sergio Animation Studios, S.L. And Owner [Member]
Disclosure of associates [line items]
Value of agreement	$ 625,000